LONG-TERM BONDS (Tables)	12 Months Ended
Dec. 31, 2019
Long-term Debt, Excluding Current Maturities [Abstract]
Schedule of Long Term Bond Maturities	Maturities of the bonds by years are as follows:
Year ended December 31,

2020 (current maturity)	$2,892

Long-term portion:

2021	2,845

Total	$2,845